ACCRUED LIABILITIES (Details) - USD ($)			1 Months Ended
	Oct. 31, 2020	Oct. 30, 2020	Oct. 31, 2020	Mar. 31, 2021	Mar. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities. [Line Items]
Total accrued liabilities				$ 65,519		$ 6,150
OLD PlayStudios, Inc.
Accrued Liabilities. [Line Items]
MGM Profit Share Buyout				20,000,000		20,000,000
Accrued payroll and vacation				5,847,000		4,860,000	$ 2,915,000
Accrued liability to fund note receivable				2,500,000	$ 2,500,000
Accrued royalties						100,000	1,389,000
Other accruals				4,265,000		4,229,000
Accrued advertising						534,000	297,000
Income taxes payable						655,000	707,000
Accrued property and equipment						283,000	196,000
Total accrued liabilities				$ 32,612,000		$ 29,089,000	$ 6,517,000
OLD PlayStudios, Inc. | MGM | Marketing Agreement
Accrued Liabilities. [Line Items]
One time payment to related party	$ 20,000,000	$ 20,000,000	$ 20,000,000
Threshold Period for one time payment to related party		2 years	2 years